Net Exchange Rate Gains (Losses) - Schedule of Net Exchange Rate Gains (Losses) (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net exchange rate gains losses [abstract]
Net realised gains (losses) on derivative instruments	€ (906)	€ 1,912
Net realised gains (losses) on accounts receivable and payable	3,353	445
Total net realised gains	2,447	2,357
Net unrealised gains (losses) on derivative instruments	(57)	943
Net unrealised gains (losses) on accounts receivable and payable	(5,437)	(48)
Net unrealised gains (losses) on non-monetary assets	(867)	(2,219)
Total net unrealised losses	(6,361)	(1,324)
Total realised and unrealised exchange rate gains (losses)	€ (3,914)	€ 1,033